SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY ADDITIONAL INFORMATION	12 Months Ended
Dec. 31, 2024
Parent Company [Member]
SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY ADDITIONAL INFORMATION
STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
NOTES TO CONDENSED FINANCIAL STATEMENT SCHEDULE 1
(In thousands)

1.
Schedule 1 has been provided pursuant to the requirements of Rule
12-04(a)
and
4-08(e)(3)
of Regulation
S-X,
which require condensed financial information as to financial position, cash flows and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed
25
 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2024, approximately $
657,000
of the restricted net assets were not available for distribution and, as such, the condensed financial information of SCIH has been presented for the years ended December 31, 2024, 2023 and 2022. SCIH did not receive any cash dividend from its subsidiary during the years ended December 31, 2024, 2023 and 2022.

2.	Basis of Presentation
The accompanying condensed financial information has been prepared using the same accounting policies as set out in SCIH’s consolidated financial statements except that the parent company has used the equity method to account for its investments in subsidiaries.